LONG-TERM DEBT - Owl Rock Credit Facility (Details) - USD ($)			3 Months Ended		12 Months Ended
	Nov. 10, 2023	Jul. 05, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Loss on extinguishment of debt					$ 2,086,303	$ 0
Interest expense			$ 3,670,445	$ 357,383	$ 9,866,821	$ 42,798
Owl Rock Credit Facility | Line of Credit
Debt Instrument [Line Items]
Additional borrowing capacity availability period		180 days
Commitment fee		0.50%
Debt repayment penalty percent	4.00%
Debt repayment penalty	$ 1,000,000
Legal fees	73,339
Loss on extinguishment of debt	2,086,303
Interest expense	$ 3,159,641
Owl Rock Credit Facility | Line of Credit | Debt Instrument, Interest Rate, Period One
Debt Instrument [Line Items]
SOFR adjustment		0.10%
SOFR adjustment period		1 month
Owl Rock Credit Facility | Line of Credit | Debt Instrument, Interest Rate, Period Two
Debt Instrument [Line Items]
SOFR adjustment		0.15%
SOFR adjustment period		3 months
Owl Rock Credit Facility | Line of Credit | Debt Instrument, Interest Rate, Period Three
Debt Instrument [Line Items]
SOFR adjustment		0.25%
SOFR adjustment period		6 months
Unsecured borrowing | Owl Rock Credit Facility | Line of Credit
Debt Instrument [Line Items]
Face amount		$ 25,000,000